Average Annual Total Returns - FidelityLow-PricedStockK6Fund-PRO - FidelityLow-PricedStockK6Fund-PRO - Fidelity Low-Priced Stock K6 Fund	Sep. 29, 2023
Fidelity Low-Priced Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.21%)
Past 5 years	7.86%
Since Inception	9.33%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Since Inception	5.80%	[1]

[1]	AFrom May 26, 2017.